Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [Line Items]
Net book value as at the beginning of the year	$ 16,608	$ 16,857
Additions	5,000
Currency translation effects		(249)
Net book value as at the end of the year	21,608	16,608
Total cost [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net book value as at the beginning of the year	16,608
Net book value as at the end of the year	$ 21,608	$ 16,608